Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Mar. 31, 2014
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 260,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	110,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(260,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	(110,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	$ 0